Right-of-use Asset and Lease Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Right-of-use Asset and Lease Liability

Note 5 – Right-of-use Asset And Lease Liability

On January 9, 2019, the Company adopted ASU No. 2016-02 (as amended), and additional current liabilities of approximately $475,000 and long-term liabilities of approximately $713,000 with corresponding ROU assets of approximately $1,167,000 were recognized, based on the present value of the remaining minimum rental payments under the new leasing standards for existing operating leases.

The consolidated balance sheet at March 31, 2020 reflects current lease liabilities of approximately $403,000 and long-term liabilities of $222,000, with corresponding ROU assets of $607,000.

The audited consolidated balance sheet at December 31, 2019 reflects current lease liabilities of approximately $454,000 and long-term liabilities of $302,000, with corresponding ROU assets of $738,000.

The components of lease expense for the three months ended March 31, 2020 and 2019, respectively, are as follows:

	Three months ended March 31,
	2020	2019
Operating lease expense	$150,564	$136,943

Cash paid for amounts included in the measurement of lease liabilities for the three months ended March 31, 2020 and 2019, respectively, are as follows:

	Three months ended March 31,
	2020	2019
Operating cash flows from operating leases	$150,564	$136,943

Supplemental balance sheet and other information related to operating leases are as follows:

	March 31, 2020	December 31, 2019

Operating leases right-of-use assets	$606,897	$738,453
Lease liability, current portion	402,876	453,734
Lease liability, net of current portion	221,710	302,175
Total operating lease liabilities	$624,586	$755,909
Weighted average remaining lease term	2.16 years	2.25 years
Weighted average discount rate	7.75%	7.75%

Future maturities of operating lease liabilities as of March 31, 2020 are as follows:

Operating leases

Remainder of 2020	$353,601
2021	154,559
2022	102,891
2023	69,333
Total lease payments	680,384
Less interest	(55,798)
Total	$624,586

Operating lease expense and cash flows from operating leases for the three months ended March 31, 2020 and 2019, totaled approximately $150,000 and $137,000, respectively, and are included in the “Other general and administrative” section of the consolidated statement of operations.

The Company leases corporate office space in Tampa, FL and Atlanta, GA. The Company also leases medical clinic space in Tampa, FL, Nashville, TN, Scottsdale, AZ, Pittsburgh, PA, and Dallas, TX. The leasing arrangements contain various renewal options that are adjusted for increases in the consumer price index or agreed upon rates. Each location has its own expiration date ranging from April 30, 2020 to August 31, 2023. In May 2020, due to COVID-19, the Company entered into a three-month extension for the lease that expired on April 30, 2020.

Note 5 – Right-of-use Asset And Lease Liability

Upon adoption of ASU No. 2016-02 (as amended) (See Note 3), additional current liabilities of approximately $475,000 and long-term liabilities of approximately $713,000 with corresponding ROU assets of approximately $1,167,000 were recognized, based on the present value of the remaining minimum rental payments under the new leasing standards for existing operating leases.

The audited consolidated balance sheet at December 31, 2019 reflects current lease liabilities of approximately $454,000 and long-term liabilities of $302,000, with corresponding ROU assets of $738,000.

The components of lease expense for the years ended December 31, 2019 and 2018, respectively, are as follows:

	Year ended December 31,
	2019	2018
Operating lease expense	$579,770	$533,035

Cash paid for amounts included in the measurement of lease liabilities for the years ended December 31, 2019 and 2018, respectively, are as follows:

	Year ended December 31,
	2019	2018
Operating cash flows from operating leases (1)	$579,770	$-

Supplemental balance sheet and other information related to operating leases are as follows (1):

December 31, 2019
Operating leases:
Operating leases right-of-use assets	$738,453
Lease liability, current	453,734
Lease liability, net of current portion	302,175
Total operating lease liabilities	$755,909
Weighted average remaining lease term	2.2 years
Weighted average discount rate	7.75%

(1)	There is no comparable information for operating leases at or for the year ended December 31, 2018 since the Company adopted ASU No. 2016-02 on January 1, 2019 and elected to recognize operating lease right-of-use assets and operating lease liabilities at the adoption date.

Maturities of operating lease liabilities as of December 31, 2019 are as follows:

Operating leases
Operating leases:
Due in one year or less	$492,141
Due after one year through two years	154,559
Due after two years through three years	102,891
Due after three years through four years	69,333
Total lease payments	818,924
Less interest	(63,015)
Total	$755,909

Operating lease expense and cash flows from operating leases for year ended December 31, 2019 totaled approximately $580,000 and are included in the “Other general and administrative” section of the audited consolidated statement of operations.

The Company leases corporate office space in Tampa, FL and Atlanta, GA. The Company also leases medical clinic space in Tampa, FL, Nashville, TN, Scottsdale, AZ, Pittsburgh, PA, and Dallas, TX. The leasing arrangements contain various renewal options that are adjusted for increases in the consumer price index or agreed upon rates. Each location has its own expiration date ranging from April 30, 2020 to August 31, 2023.